6. Insurance Subsidiary Restrictions	12 Months Ended
Dec. 31, 2018
Notes
6. Insurance Subsidiary Restrictions

6.         INSURANCE SUBSIDIARY RESTRICTIONS

            As of December 31, 2018 and 2017, respectively, 98% and 84% the Company's cash and cash equivalents and investment securities were maintained in the Company’s insurance subsidiaries.  State insurance regulations limit the types of investments an insurance company may hold in its portfolio.  These limitations specify types of eligible investments, quality of investments and the percentage a particular investment may constitute of an insurance company’s portfolio.

            Dividend payments to the Company by its wholly owned insurance subsidiaries are subject to annual limitations and are restricted to the lesser of 10% of statutory surplus or statutory earnings before recognizing realized investment gains of the individual insurance subsidiaries, unless prior approval is obtained from the Georgia Insurance Commissioner.  At December 31, 2018, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $100.2 million and $81.0 million, respectively.  The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2018, without prior approval of the Georgia Insurance Commissioner, was approximately $13.5 million.  In August 2018, the Company filed a request with the Georgia Insurance Department for each of the insurance subsidiaries to be eligible to pay up to $50.0 million in additional extraordinary dividends during 2018.  Management requested the approval to ensure the availability of additional liquidity for the Company if needed.  In September 2018, the request was approved.  The Company elected not to pay any dividends from the insurance subsidiaries during the year ended December 31, 2018.  On January 30, 2019, Management submitted a request for approval of two separate transactions involving dividends and/or lines of credit with maximum amounts of $50.0 million from the Company’s life insurance subsidiary and $60.0 million from the Company’s property and casualty insurance company.  The request was approved by the Georgia Insurance Department on February 21, 2019.